Operating Revenues - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income	$ 23,108	$ 18,510
Revenue, performance obligation, description of timing	the Company’s 44 operated vessels, (excluding the nine vessels operating within the Unigas Pool) were subject to time charters, 25 of which will expire within one year, five of which will expire within three years, and four of which will expire between three to five years from the balance sheet date.	the Company’s 45 operated vessels, were subject to time charters, 19 of which were due to expire within one year, two within three years, and five between three to five years)
Accounts Receivable Net	$ 18,245	$ 31,906
Accounting Standards Update 2014-09 [Member]
Contract Assets	3,900	4,500
Contracts Of Affreightment [Member]
Deferred income	8,600	1,300
Accounts Receivable Net	5,100	3,300	$ 11,100
Voyage Charters [Member]
Deferred income	0	1,500
Accounts Receivable Net	11,100
Cargo Commences [Member]
Contract Costs Incurred In Advance	2,800	600
Cargo Commences [Member] | Accounting Standards Update 2014-09 [Member]
Deferred income	$ 23,000	$ 17,000